Label	Element	Value
Pacer Swan SOS Conservative (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	110.60%
Pacer Swan SOS Conservative (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $531.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.70%
Pacer Swan SOS Conservative (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $391.57 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Pacer Swan SOS Conservative (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $631.50 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(11.90%)
Pacer Swan SOS Conservative (April) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	111.30%
Pacer Swan SOS Conservative (April) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(12.10%)
Pacer Swan SOS Conservative (April) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%